ORGANIZATION AND BASIS OF PRESENTATION - Concentration risk (Details) - VIE - Business operation concentration risk	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Total assets
RESTRICTED NET ASSETS
Percentage in the Group's consolidated financial position	68.00%	65.00%
Total liabilities
RESTRICTED NET ASSETS
Percentage in the Group's consolidated financial position	90.00%	94.00%